Northern Lights Fund Trust III

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Developed Fund

Swan Defined Risk U.S. Small Cap Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 13, 2018, (SEC Accession 0001580642-18-005446).